SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT (No. 333-139427)

UNDER THE SECURITIES ACT OF 1933	[X]
Pre-Effective Amendment No. ____	[ ]
Post-Effective Amendment No. 55	[X]

and
REGISTRATION STATEMENT (No. 811-21991)

UNDER THE INVESTMENT COMPANY ACT OF 1940	[X]
Amendment No. 58	[X]

Fidelity Rutland Square Trust II
(Exact Name of Registrant as Specified in Charter)

245 Summer Street, Boston, Massachusetts 02210
(Address Of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number: 617-563-7000

John Hitt	With copies to:
Secretary and Chief Legal Officer	Joseph R. Fleming, Esq.
245 Summer Street	Dechert LLP
Boston, Massachusetts 02210	200 Clarendon Street, 27th Floor
(Name and Address of Agent for Service)	Boston, MA 02116-5021

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b).

EXHIBIT INDEX

Exhibit	Exhibit No.
XBRL Instance Document	EX-101.INS
XBRL Taxonomy Extension Schema Document	EX-101.SCH
XBRL Taxonomy Extension Calculation Linkbase Document	EX-101.CAL
XBRL Taxonomy Extension Definition Linkbase Document	EX-101.DEF
XBRL Taxonomy Extension Labels Linkbase Document	EX-101.LAB
XBRL Taxonomy Extension Presentation Linkbase Document	EX-101.PRE

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment Nos. 55 & 58 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 16th day of August 2016.

Fidelity Rutland Square Trust II

	By	/s/Adrien E. Deberghes
||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||		Adrien E. Deberghes, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

(Signature)		(Title)	(Date)

/s/Adrien E. Deberghes		President and Treasurer	August 16, 2016
Adrien E. Deberghes		(Principal Executive Officer)

/s/Howard J. Galligan III		Chief Financial Officer	August 16, 2016
Howard J. Galligan III		(Principal Financial Officer)

/s/Peter C. Aldrich	*	Trustee	August 16, 2016
Peter C. Aldrich

/s/Amy Butte Liebowitz	*	Trustee	August 16, 2016
Amy Butte Liebowitz

/s/Ralph F. Cox	*	Trustee	August 16, 2016
Ralph F. Cox

/s/Mary C. Farrell	*	Trustee	August 16, 2016
Mary C. Farrell

/s/Bruce T. Herring		Trustee	August 16, 2016
Bruce T. Herring

/s/Karen Kaplan	*	Trustee	August 16, 2016
Karen Kaplan

/s/Roger T. Servison		Trustee	August 16, 2016
Roger T. Servison

*	By:	/s/Megan C. Johnson
Megan C. Johnson, attorney in fact

POWER OF ATTORNEY

We, the undersigned Trustees of Fidelity Rutland Square Trust II (the “Trust”), pursuant to the authority granted to the Trust’s Board of Trustees in Section 4.01(l) of Article IV of the Trust’s Trust Instrument dated March 8, 2006, hereby constitute and appoint Thomas C. Bogle, Joseph R. Fleming, John V. O’Hanlon, Robert W. Helm, Megan C. Johnson, and Anthony H. Zacharski, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Trust on Form N-1A, or any successors thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements or any successors thereto, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and on our behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. We hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after February 1, 2015.

WITNESS our hands on this first day of February, 2015.

/s/Peter C. Aldrich	/s/Amy Butte Liebowitz
Peter C. Aldrich	Amy Butte Liebowitz
/s/Ralph F. Cox	/s/Mary C. Farrell
Ralph F. Cox	Mary C. Farrell
/s/Karen Kaplan
Karen Kaplan

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